CHASE VISTA SELECT FIXED INCOME FUNDS

                        [CHASE VISTA SELECT FUNDS(SM) LOGO]

                                     ANNUAL
                                     REPORT

                         ------------------------------

             Chase Vista Select(SM). Make the Powerful Connection.



                          CHASE VISTA SELECT BOND FUND

                               CHASE VISTA SELECT
                             INTERMEDIATE BOND FUND

                               CHASE VISTA SELECT
                              SHORT-TERM BOND FUND


                                October 31, 1998                    ANSFI-2-1298

                                   Highlights

o Although the U.S. economy continued its impressive growth, the Federal Reserve Board's stance became more accommodative as the year progressed due to concerns about the global economic slowdown.

o U.S. Treasury securities benefited as global investors sought a safe haven in what are widely considered the world's safest securities.

o The yield on the 30-year U.S. Treasury bond fell from 6.15% on October 31, 1997 to 5.15% on October 31, 1998.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                              3

Chase Vista Select Bond Fund
  Fund Commentary o Portfolio of Investments                                   4

Chase Vista Select Intermediate Bond Fund
  Fund Commentary o Portfolio of Investments                                  15

Chase Vista Select Short-Term Bond Fund
  Fund Commentary o Portfolio of Investments                                  25

Financial Statements                                                          32

Notes to Financial Statements                                                 35

Financial Highlights                                                          40


--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
   RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                     Chase Vista Select Fixed Income Funds
                               Chairman's Letter

                                                                December 1, 1998
Dear Shareholder:

We are pleased to present this annual report for the following Chase Vista Select Fixed Income Funds for the year ended October 31, 1998:

o Bond Fund
o Intermediate Bond Fund
o Short-Term Bond Fund

Bonds Perform Well as Economic Growth Continues

As the long economic expansion continued in the United States during the reporting year, bond markets posted positive results thanks to a continuing absence of serious inflationary pressures, a positive supply and demand picture and a moderation in U.S. economic activity due to the Asian economic crisis. In the beginning of the reporting period, bond market activity was partially driven by investor concern over whether the strong pace of economic activity and "irrational exuberance" in the stock market would cause the Federal Reserve Board to make a preemptive strike against potential inflation by raising short-term interest rates. As the reporting year progressed, however, it became clear that the Fed viewed global economic problems as a bigger threat than inflation and growth in the U.S. economy, especially given the disinflationary trend at the manufacturing level.

Budget Surplus, Flight to Quality Support Treasury Prices

On a technical level, the U.S. Treasury market in particular benefited from a combination of the Federal budget surplus and investor preference for the world's safest securities during a year which saw high levels of global market volatility. For the year, the yield on the 30-year U.S. Treasury bond fell from 6.15% on October 31, 1997 to 5.15% on October 31, 1998. At its regular Federal Open Market Committee (FOMC) meeting in late September, 1998, the Federal Reserve Board lowered the Federal Funds rate by .25% and then made an additional inter-meeting cut of .25% in mid-October. On November 11, after the reporting period ended, the Fed made a third .25% reduction.

During a year that highlighted the important role bonds play in a diversified portfolio, your Chase Vista Select portfolio management team did an exceptional job, with each of the long-term funds providing double-digit returns. All of us at Chase Vista will continue to work hard to continue to deliver solid investments that help you reach your financial goals regardless of the market environment. We appreciate the trust you have placed in us.

Sincerely,

/s/ Fergus Reid

Fergus Reid
Chairman

                         Chase Vista Select Bond Fund

                             as of October 31, 1998
                                  (unaudited)

Fund Facts



                         Objective   Income

               Primary investments   Debt obligations of the U.S. government,
                                     its agencies and instrumentalities and
                                     investment-grade fixed income securities.

   Suggested investment time frame   Long-term

                  Market benchmark   Lehman Aggregate Bond Index

             Lipper Funds category   Corporate Debt A-Rated Funds Average

                    Inception date   1/1/97

                  Newspaper symbol   Bond

                        Net assets   $589.6 million

                  Average maturity   7.6 years

                  Average duration   4.7 years

                   Average quality   AAA


Average Maturity/Quality

-------------------------
|       |       |       |
|       |   X   |       | High
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Low
|       |       |       |
-------------------------
  Short    Int.    Long

                         Chase Vista Select Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasuries, mortgage-backed and asset-backed securities and corporate bonds, had a total return of 8.44% for the year ended October 31, 1998.


How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included corporate, agency, mortgage-backed and asset-backed securities--given the higher yields these sectors offered relative to U.S. Treasury securities. Although this strategy produced mixed performance in late 1997 as corporate bonds, particularly U.S. dollar-denominated "Yankee" bonds issued overseas, underperformed in response to the Asian crisis, it proved beneficial in the first part of 1998, particularly in mortgage-backed securities.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply. After having benefited from a relatively neutral yield curve stance in the first half of 1998, the Fund benefited from a more bulleted approach during the last three months of the reporting period.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored much of the lost confidence and liquidity to the markets, thus helping the spread sectors stabilize. In response, the management team reallocated assets to high-quality corporate and mortgage-backed securities while reducing the portfolio's duration. However, as was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.


Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back into the most liquid corporate, mortgage-backed and commercial mortgage-backed securities.

                         Chase Vista Select Bond Fund

                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash           1.5%
Bonds         98.5%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Asset Backed Securities                 12.3%
U.S. Treasury Securities                30.6%
U.S. Government Agency Obligations      15.0%
Corporate Notes & Bonds                 10.4%
Residential Mortgage Backed Securities  25.2%
Commercial Mortgage Backed Securities    6.5%

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                        1 Year            5 Years            10 Years
                        ------            -------            --------
Select Bond              8.44%             6.42%               8.63%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                         Chase Vista Select Bond Fund

                             as of October 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

              Chase Vista          Lehman Aggregate         Lipper Corp Debt
           Select Bond Fund           Bond Index         A-Rated Funds Average
           ----------------        ----------------      ---------------------

1988            10,000                  10,000                  10,000
1989            11,175                  11,190                  11,108
1990            11,687                  11,894                  11,534
1991            13,512                  13,774                  13,390
1992            14,784                  15,129                  14,769
1993            16,775                  16,925                  16,850
1994            16,073                  16,303                  15,863
1995            18,484                  18,855                  18,314
1996            19,517                  19,955                  19,193
1997            21,116                  21,732                  20,815
1998            22,898                  23,758                  22,417


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Corporate Debt A-Rated Funds Average for the 10 years ended 10/31/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury, agency and corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.

The Lipper Corporate Debt A-Rated Funds Average represents the average performance of a universe of 149 actively managed corporate debt A-Rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Bond Fund
Portfolio of Investments  October 31, 1998

   Principal
    Amount
     (USD)       Issuer                              Value
---------------------------------------------------------------------
Long-Term Investments -- 123.2%
---------------------------------------------------------------------
                 U. S. Treasury Securities -- 42.4%
                 -----------------------------------
                 U. S. Treasury Notes and Bonds, @,
$20,000,000       4.500%, 09/30/00                   $20,106,200
 26,500,000       5.250%, 08/15/03                    27,651,160
  5,000,000       5.500%, 02/28/03                     5,218,750
 10,000,000       5.500%, 08/15/28                    10,523,400
 32,000,000       5.625%, 05/15/01                    33,080,000
 18,000,000       5.625%, 02/15/06                    19,262,880
 28,000,000       5.625%, 05/15/08                    30,183,160
  5,000,000       5.750%, 10/31/02                     5,241,400
 10,000,000       6.500%, 05/31/02                    10,689,100
 25,000,000       6.500%, 08/15/05                    27,929,750
 45,000,000       8.125%, 08/15/19                    60,180,300
                                                     -----------
                 Total U. S. Treasury Securities     250,066,100
                 (Cost $242,708,404)
                                                     -----------

                 U. S. Government Agency Obligations--5.2%
                 -----------------------------------------
                 Federal Home Loan Bank,
  5,000,000       5.125%, 09/15/03                     5,052,350
 10,000,000       5.500%, 07/15/00                    10,123,400
 10,000,000       5.500%, 08/13/01                    10,198,400
  5,000,000      Federal National Mortgage
                   Association, 5.750%, 04/15/03       5,192,950
                                                     -----------
                 Total U.S. Government Agency         30,567,100
                 Obligations (Cost $30,535,175)
                                                     -----------

                 Corporate Notes & Bonds -- 14.5%
                 -----------------------------------
                 Banking -- 0.9%
  5,000,000      Key Bank of Washington, 7.125%,
                   08/15/06                            5,401,350
                                                     -----------
                 Consumer Products -- 2.5%
  2,180,000      Kellogg Co., 4.875%, 10/15/05         2,147,910
  2,550,000      Kimberly-Clark Corporation,
                   6.250%, 07/15/18                    2,559,562

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments  October 31, 1998 (continued)

   Principal
    Amount
     (USD)       Issuer                                Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
$ 4,810,000     Procter & Gamble Co., 5.250%,
                  09/15/03                              $  4,891,097
  5,000,000     RACERS, Kellogg, Series 98-1 #,
                  5.750%, 02/02/01                         5,056,250
                                                        ------------
                                                          14,654,819
                                                        ------------
                Diversified -- 1.0%
  6,000,000     Tyco International Group SA
                  (Luxemborg) 5.875%, 11/01/04             6,030,000
                                                        ------------
                Entertainment/Leisure -- 1.8%
  5,000,000     Time Warner Inc., 7.750%,
                  06/15/05                                 5,469,950
  5,000,000     Time Warner Pass Thru Asset Trust
                  Security #, 6.100%, 12/30/01             5,088,400
                                                        ------------
                                                          10,558,350
                                                        ------------
                Financial Services -- 0.9%
  5,250,000     Hartford Financial Services, 6.375%,
                  11/01/08                                 5,269,688
                                                        ------------
                Food/Beverage Products -- 1.2%
  7,250,000     Campbell Soup Co., 4.750%,
                  10/01/03                                 7,192,000
                                                        ------------
                Health Care/Health Care Services -- 0.9%
  2,450,000     Abbott Laboratories, 5.400%,
                  09/15/08                                 2,470,458
  2,500,000     Abbott Laboratories, 6.000%,
                  03/15/08                                 2,632,650
                                                        ------------
                                                           5,103,108
                                                        ------------
                Industrial Components -- 1.9%
  5,000,000     Dayton Hudson Corp., 6.400%,
                  02/15/03                                 5,184,800
  5,850,000       Kroger Co., 6.375%, 03/01/08             5,837,072
                                                        ------------
                                                          11,021,872
                                                        ------------
               Real Estate Investment Trusts -- 0.3%
  2,000,000    Chelsea GCA Realty Partnership,
                 7.250%, 10/21/07                         1,833,840
                                                        ------------

                 See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
    Amount
    (USD)       Issuer                           Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
                Restaurants / Food Services -- 0.8%
$ 5,000,000     McDonald's Corp., MTN, 5.350%,
                  09/15/08                              $  4,959,400
                                                        ------------
                Telecommunications -- 1.7%
  4,500,000     TCI Communications, Inc.,
                  8.000%, 08/01/05                         5,043,420
  5,000,000     Worldcom, Inc., 6.125%,
                  08/15/01                                 5,112,600
                                                        ------------
                                                          10,156,020
                                                        ------------
                Utilities -- 0.6%
  3,280,000     GTE Northwest Inc., 5.550%,
                  10/15/08                                 3,243,559
                                                        ------------
                Total Corporate Notes & Bonds             85,424,006
                (Cost $84,396,942)
                                                        ------------

                Residential Mortgage Backed Securities -- 35.0%
                ------------------------------------------------
                Mortgage-Backed Pass Through Securities -- 33.4%
                Federal National Mortgage Association,
 6,657,744       ARM Pool 313539, 7.210%,
                  11/01/18                                 6,738,885
 1,197,693       Pool 100177, 12.500%,
                  10/15/15                                 1,366,076
 10,000,000      TBA, 6.000%, 10/01/13                    10,040,600
 25,000,000      TBA, 6.500%, 11/01/13                    25,371,000
 35,000,000      TBA, 6.500%, 10/01/28                    35,273,350
 25,000,000      TBA, 7.000%, 11/12/28                    25,543,000
 60,000,000      TBA, 7.500%, 12/01/28                    61,537,800
 20,000,000      TBA, 8.000%, 11/12/28                    20,684,400
 10,000,000     Government National Mortgage
                 Association Corp., TBA, 7.000%,
                  12/01/28                                10,235,900
                                                        ------------
                                                         196,791,011
                                                        ------------

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount
     (USD)       Issuer                                 Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
               Collateralized Mortgage Obligation -- 1.6%
$ 2,000,000     Federal Farm Credit Association
                 Secured Lending Corporation,
                 Series 1997-1, Class 2, FRN #,
                  6.160%, 11/18/98                      $  2,000,940
  7,500,000     Federal Home Loan Mortgage
                 Corp., Series 1343, Class H,
                  FRN #, 7.500%, 11/18/98                  7,535,100
                                                        ------------
                                                           9,536,040
                                                        ------------
                Total Residential Mortgage Backed        206,327,051
                 Securities (Cost $205,601,159)
                                                        ------------

                 Commercial Mortgage Backed Securities -- 9.1%
                 ---------------------------------------------

  5,000,000     Asset Securitization Corp., Series
                  1997-D5, Class A1C, 6.750%,
                  02/14/41                                 5,164,844
  3,250,000     DLJ Mortgage Acceptance Corp.,
                  Series 1997-CF2, Class A1B,
                  6.820%, 09/15/07                         3,398,200
  5,000,000     GS Mortgage Securities Corp. II,
                  Series 1997-GL, Class A2D,
                  6.940%, 07/13/30                         5,235,750
  7,500,000     Lehman Large Loan, Series 1997-
                  LLI, Class A3, 6.900%, 10/15/34          7,851,675
  5,000,000     Morgan Stanley Capital Inc. Series
                  1998-WF1, Class A2, 6.550%,
                  11/1/98                                  5,039,200
  7,000,000     Nomura Depositor Trust, Series
                  1998-ST1A, Class A3A, FRN #
                  6.140%, 11/15/98                         6,703,620
  4,354,000     Norwest Asset Securities Corp.,
                  Series 1997-14, Class A11,
                  7.250%, 10/25/27                         4,376,450
                Structured Asset Securities Corp., @,
  4,000,000       Series 1998-2, Class M2, FRN,
                  5.969%, 11/25/98                         3,948,760

                 See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments October 31, 1998 (continued)


   Principal
    Amount
     (USD)       Issuer                                Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
               Structured Asset Securities Corp., @
$12,000,000     Series 1998-4, Class M1, FRN,
                  5.649%, 11/25/98                      $ 11,926,680
                                                       -------------
              Total Commercial Mortgage Backed            53,645,179
              Securities (Cost $53,462,131)
                                                       -------------

              Asset Backed Securities -- 17.0%
              --------------------------------
 10,000,000     Advanta Credit Card Master Trust
                  II, Series 1998-A, Class B,
                  FRN, 5.649%, 11/16/98                    9,948,400
  9,147,004     Airplanes Pass Thru Trust, Series
                  1R, Class A6, FRN, 5.749%,
                  11/16/98                                 9,148,468
  5,000,000     American Express Credit Account
                  Master Trust, Series 1997-1, Class
                  A, 6.400%, 04/15/05                      5,178,100
  9,600,000     Gramercy Place Insurance Limited,
                  Series 1998-AA, Class B (Cayman
                  Islands), FRN, 6.138%, 01/26/99          9,588,000
  3,594,444     Green Tree Recreational, Equipment
                  & Consumer Trust, Series 1998-
                  A, 6.390%, 06/15/19                      3,685,024
  5,000,000     Lakeshore Commercial Loan Master
                  Trust, Series 1998-AA, Class A2,
                  FRN, #, 5.314%, 01/25/99                 4,992,200
  5,000,000     Lehman Home Equity Loan Trust,
                  Series 1998-2, Class A2, FRN,
                  5.429%, 11/24/98                         4,931,600
  9,500,000     MBNA Corp., Master Credit Card
                  Trust, Series 1995-C, Class A,
                  6.450%, 02/15/08                         9,930,445
  6,500,000     Nomura CBO, Ltd., Series 1997-1,
                  Class A2, #, 6.670%, 05/15/09            7,147,985
  1,669,333     ROSE Funding Corp., Series II.,
                  FRN, #, 5.299%, 11/28/98                 1,665,160
  5,000,000     Sears Credit Account Master Trust,
                  Series 1998-1, Class B, 6.000%,
                  08/15/05                                 4,997,656

                 See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments October 31, 1998 (continued)


   Principal
    Amount
     (USD)       Issuer                                  Value
---------------------------------------------------------------------
 Long-Term Investments -- (continued)
---------------------------------------------------------------------
                Southern Pacific Secured Assets Corp.,
$ 5,101,378       Series 1997-4, Class A1, FRN,
                    5.454%, 11/25/98                    $  5,054,088
  8,507,514       Series 1998-1, Class A, FRN,
                    5.419%, 11/25/98                       8,411,720
  5,000,000     Standard Credit Card Master Trust
                  Series 1993-2, Series A, 5.950%,
                  10/07/04                                 5,096,850
  6,500,000     The Money Store Home Equity
                  Trust, 7.110%, 04/15/25                  6,644,170
  4,053,740     WMC Mortgage Loan Pass Thru
                  Certificates, Series 1998-A, Class
                  A, FRN, 5.397%, 11/20/98                 4,012,554
                                                        ------------

                Total Asset Backed Securities            100,432,420
                (Cost $99,532,764)
=====================================================================
                 Total Long-Term Investments             726,461,856
                 (Cost $716,236,575)
=====================================================================
Short-Term Investments -- 15.9%
---------------------------------------------------------------------
               U.S. Government Agency Obligations -- 15.7%
               -------------------------------------------
 92,712,000     Federal Home Loan Bank, Discount
                  Note, 5.400%, 11/02/98                  92,712,000
               (Cost $92,712,000)
                                                        ------------

               U.S. Treasury Securities -- 0.2%
               --------------------------------
  1,000,000     U.S. Treasury Bill, @ 4.830%,
                  03/04/99                                   985,600
               (Cost $983,869)
=====================================================================
               Total Short-Term Investments               93,697,600
               (Cost $93,695,869)
=====================================================================
               Total Investments--139.1%                $820,159,456
               (Cost $809,932,444)
=====================================================================

                 See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments October 31, 1998 (continued)

Long Futures Outstanding

   Number                                      Original      Notional
     of                        Expiration      Notional      Value at      Unrealized
 Contracts    Description         Date          Value        10/31/98    (Depreciation)
----------- --------------- --------------- ------------- ------------- ---------------
     50     U.S. 5 Year     December 1998    $5,768,355    $5,732,031      ($ 36,324)
            Treasury Note
      1     U.S. 10 Year    December 1998           437           437             --
            Treasury Note
                                                                            --------
                                                                           ($ 36,324)
                                                                            ========

Index

# -- Security may only be sold to institutional buyers.

@ -- All or a portion of this security is segregated.

ARM -- Adjustable Rate Mortgage.

CBO -- Collateralized Bond Obligation.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.

MTN -- Medium Term Note.

RACERS -- Restructured Asset Class Enhanced Return Securities.

REMIC -- Real Estate Mortgage Investment Conduit.

ROSE -- Repeat Offering Securitization Entity.

TBA -- To be announced.


                       See notes to financial statements.

                   Chase Vista Select Intermediate Bond Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts



                         Objective   Income
               Primary investments   Debt obligations of the U.S. Government,
                                     its agencies and instrumentalities and
                                     investment grade fixed income securities.
   Suggested investment time frame   Mid- to long-term
                  Market Benchmark   Lehman Intermediate Govt/Corp Bond Index
             Lipper Funds Category   Intermediate Investment Grade Debt
                                     Funds Average
                    Inception date   1/1/97
                   Newspaper symbol  IntmdBd
                        Net assets   $353.3 million
                  Average maturity   4.9 years
                  Average duration   3.7 years
                   Average quality   AAA

Average Maturity/Quality

-------------------------
|       |       |       |
|       |   X   |       | High
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Low
|       |       |       |
-------------------------
  Short    Int.    Long

                   Chase Vista Select Intermediate Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasuries, asset-backed and corporate bonds, had a total return of 7.98% for the year ended October 31, 1998.


How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included corporate, agency, mortgage-backed and asset-backed securities--given the higher yields these sectors offered relative to U.S. Treasury securities. Although this strategy produced mixed performance in late 1997 as corporate bonds, particularly U.S. dollar-denominated "Yankee" bonds issued overseas, underperformed in response to the Asian crisis, it proved beneficial in the first part of 1998, particularly in mortgage-backed securities.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply. After having benefited from a relatively neutral yield curve stance in the first half of 1998, the Fund benefited from a more bulleted approach during the last three months of the reporting period.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored much of the lost confidence and liquidity to the markets, thus helping the spread sectors stabilize. In response, the management team reallocated assets to high-quality corporate and mortgage-backed securities while reducing the portfolio's duration. However, as was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.


Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back into the most liquid corporate, mortgage-backed and commercial mortgage-backed securities.

                   Chase Vista Select Intermediate Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash      2.4%
Bonds    97.6%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Asset Backed Securities                 13.8%
U.S. Treasury Securities                42.6%
U.S. Government Agency Obligations      12.6%
Corporate Notes & Bonds                 19.4%
Residential Mortgage Backed Securities   3.6%
Commercial Mortgage Backed Securities    8.0%


Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                1 Year            5 Years            10 Years
                                ------            -------            --------
 Select Intermediate Bond       7.98%             5.46%               7.97%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                   Chase Vista Select Intermediate Bond Fund
                             as of October 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Intermediate Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

         Chase Vista Select        Lehman Intermediate       Lipper Intermediate
            Intermediate                Govt/Corp             Investment Grade
              Bond Fund                 Bond Index            Debt Fund Average
         ------------------        -------------------       -------------------
1988            10,000                    10,000                    10,000
1989            11,031                    11,059                    10,965
1990            11,642                    11,875                    11,515
1991            13,361                    13,516                    13,222
1992            14,684                    14,868                    14,506
1993            16,510                    16,348                    16,185
1994            15,540                    16,032                    15,509
1995            17,829                    18,039                    17,646
1996            18,647                    19,088                    18,555
1997            19,946                    20,516                    20,027
1998            21,538                    22,461                    21,597

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Bond Fund, Lehman Intermediate Government/Corporate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average for the 10 years ended 10/31/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Intermediate Government/Corporate Bond Index is composed of the government and corporate indexes, which includes bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities, and corporate and Yankee bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of 215 actively managed intermediate investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998

   Principal
    Amount
     (USD)       Issuer                              Value
--------------------------------------------------------------------
Long-Term Investments -- 93.5%
--------------------------------------------------------------------
                 U. S. Treasury Securities -- 43.5%
                 ----------------------------------
                 U. S. Treasury Notes and Bonds, @,
$35,000,000        4.500%, 09/30/00                     $ 35,185,850
 33,658,000        5.250%, 08/15/03                       35,120,103
  5,000,000        5.500%, 01/31/03                        5,216,400
 33,500,000        5.625%, 05/15/08                       36,111,994
  2,100,000        5.750%, 10/31/02                        2,201,388
  9,000,000        6.250%, 08/31/02                        9,572,310
 21,000,000        6.500%, 05/31/02                       22,447,110
  7,000,000        6.500%, 08/15/05                        7,820,330
                                                        ------------
                 Total U. S. Treasury Securities         153,675,485
                 (Cost $151,631,728)
                                                         -----------

                 U. S. Government Agency Obligations -- 4.3%
                 -------------------------------------------
                 Federal Home Loan Bank,
  3,500,000        5.125%, 10/15/08                        3,479,630
  4,000,000        5.500%, 08/13/01                        4,079,360
  7,500,000      Federal National Mortgage
                   Association,
                   5.750%, 04/15/03                        7,789,425
                                                         -----------
                 Total U. S. Government Agency            15,348,415
                 Obligations (Cost $14,963,998)
                                                         -----------

                 Corporate Notes & Bonds -- 19.8%
                 --------------------------------
                 Banking -- 0.6%
  2,150,000      First Union Corporation, 6.400%,
                   04/01/08                                2,227,035
                                                         -----------
                 Consumer Products -- 3.5%
  2,500,000      Kimberly-Clark Corporation,
                   6.250%, 07/15/18                        2,509,375
  4,690,000      Procter & Gamble Co., 5.250%,
                   09/15/03                                4,769,073
  4,750,000      RACERS, Kellogg, Series 98-1 #,
                   5.750%, 02/02/01                        4,803,438
                                                         -----------
                                                          12,081,886
                                                         -----------

                 See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount
     (USD)       Issuer                                Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
               Diversified -- 1.4%
$ 5,000,000    Tyco International Group SA
                 (Luxemborg), 5.875%,
                 11/01/04                               $  5,025,000
                                                        ------------
               Entertainment / Leisure -- 1.8%
  3,600,000    Time Warner Inc., 7.750%,
                 06/15/05                                  3,938,364
  2,500,000    Time Warner Pass Thru Asset Trust
                 Security #, 6.100%, 12/30/01              2,544,200
                                                        ------------
                                                           6,482,564
                                                        ------------
               Financial Services -- 5.5%
  6,000,000    Ford Motor Credit Co., 6.550%,
                 09/10/02                                  6,195,840
  7,900,000    General Electric Capital Corp.,
                 8.200%, 10/30/03                          8,912,701
  4,370,000    Hartford Financial Services, 6.375%,
                 11/01/08                                  4,386,388
                                                        ------------
                                                          19,494,929
                                                        ------------
               Food / Beverage Products -- 1.4%
  5,000,000    Campbell Soup Co., 4.750%,
                 10/01/03                                  4,960,000
                                                        ------------
               Health Care / Health Care Services -- 0.6%
  2,000,000    Abbott Laboratories, 5.400%,
                 09/15/08                                  2,016,700
                                                        ------------
               Industrial Components -- 2.5%
  3,500,000    Dayton Hudson Corp., @, 6.400%,
                 02/15/03                                  3,629,360
  5,000,000    Raytheon Corp., 5.950%,
                 03/15/01                                  5,062,400
                                                        ------------
                                                           8,691,760
                                                        ------------
               Telecommunications -- 1.6%
  2,000,000    Bellsouth Telecommunications Inc.,
                 6.500%, 06/15/05                          2,132,140
  3,625,000    Worldcom, Inc., 6.125%,
                 08/15/01                                  3,706,635
                                                        ------------
                                                           5,838,775
                                                        ------------

                 See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount
     (USD)       Issuer                               Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
               Utilities -- 0.9%
$ 3,215,000    GTE Northwest, 5.550%,
                 10/15/08                               $  3,179,281
                                                        ------------
               Total Corporate Notes & Bonds              69,997,930
               (Cost $68,759,653)
                                                        ------------

               Residential Mortgage Backed Securities -- 3.6%
               ----------------------------------------------
               Mortgage Backed Pass Thru Securities -- 3.0%
               Federal National Mortgage
                 Association,
  3,648,344      ARM Pool 313539, 7.049%,
                 11/01/18                                3,692,809
  1,908,749      Pool 100156, 12.500%,
                 06/01/27                                  2,196,188
  5,000,000    Government National Mortgage
                 Association Corp.,
                 TBA, 6.000%, 10/01/28                     4,957,800
                                                        ------------
                                                          10,846,797
                                                        ------------

               Collateralized Mortgage Obligation -- 0.6%
  2,000,000      GE Capital Mortgage Services, Inc.,
                   Series 1998-13, Class A10,
                   6.050%, 08/25/28                        1,996,260
                                                        ------------
               Total Residential Mortgage Backed          12,843,057
               Securities (Cost $13,030,150)
                                                         ------------

               Commercial Mortgage Backed Securities -- 8.2%
               ---------------------------------------------
  3,283,768    Credit Swiss First Boston Mortgage
                 Securities Corp. Series 1997,
                 6.653%, 06/20/03                          3,283,768
  2,700,000    GS Mortgage Securities Corp. II,
                 Series 1997-GL, Class A2D,
                 6.940%, 07/13/30                          2,827,305
  5,577,594    Mortgage Capital Funding, Inc.,
                 6.417%, 06/18/07                          5,717,647
  4,000,000    Nomura Depositor Trust, Series
                 1998-ST1A, Class A3A, FRN #,
                 @, 6.140%, 11/15/98                       3,830,640

                 See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount
     (USD)       Issuer                                 Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
$ 5,000,000    Norwest Asset Securities Corp.,
                 Series 1997-14, Class A11,
                 7.250%, 10/25/27                       $  5,025,781
               Structured Asset Securities Corp., @,
  3,200,000    Series 1998-2, Class M2, FRN,
                 5.969%, 11/25/98                          3,159,008
  5,000,000    Series 1998-3, Class M1, FRN,
                 5.719%, 11/25/98                          4,948,450
                                                         -----------
               Total Commercial Mortgage Backed           28,792,599
               Securities (Cost $28,760,497)
                                                         -----------

               Asset Backed Securities -- 14.1%
               --------------------------------
  4,750,000    American Express Credit Account
                 Master Trust, Series 1997-1,
                 Class A, 6.400%, 04/15/05                 4,919,195
  1,700,000    Citibank Credit Card Master
                 Trust I, Series 1997-2, Class A,
                 6.550%, 02/15/04                          1,758,429
  5,000,000    Contimortgage Home Equity Loan
                 Trust, Series 1998-1, 6.430%,
                 04/15/16                                  5,009,375
  3,800,000    Gramercy Place Insurance Limited,
                 Series 1998-AA, Class B
                 (Cayman Islands), FRN, 6.138%,
                 01/26/99                                  3,795,250
  4,000,000    Lakeshore Commercial Loan Master
                 Trust, Series 1998-AA, Class A2,
                 FRN, #, 5.314%, 01/25/99                  3,993,760
  4,000,000    Lehman Home Equity Loan Trust,
                 Series 1998-2, Class A2, FRN, @,
                 5.429%, 11/25/98                          3,945,280
  4,678,550    Mid-State Trust, Series 6, Class A4,
                 7.790%, 07/01/35                          4,690,246
  5,000,000    Nomura CBO, Ltd., Series 1997-1,
                 Class A2, #, 6.670%, 05/15/09             5,498,450
  4,500,000    Sears Credit Account Master Trust,
                 Series 1998-1, Class B, 6.000%,
                 08/15/05                                  4,497,891

                 See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998 (continued)


   Principal
    Amount
     (USD)       Issuer                              Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
$ 3,291,212   Southern Pacific Secured Assets
                Corp., Series 1997-4, Class A1,
                FRN, @, 5.454%, 11/25/98               $  3,260,702
  4,000,000   Standard Credit Card Master Trust
                Series 1993-2, Series A, 5.950%,
                10/07/04                                  4,077,480
  1,380,000   The Money Store Home Equity
                Trust, 7.110%, 04/15/25                   1,410,608
  3,034,378   WMC Mortgage Loan Pass Thru
                Certificates, Series 1998-A, Class
                A, FRN, 5.397%, 11/20/98                  3,003,549
                                                        ------------
               Total Asset Backed Securities              49,860,215
               (Cost $49,277,119)
=====================================================================
               Total Long-Term Investments               330,517,701
               (Cost $326,423,145)
=====================================================================
Short-Term Investments -- 8.6%
---------------------------------------------------------------------
               U. S. Government Agency Obligations -- 8.4%
               -------------------------------------------
 29,927,000    Federal Home Loan Bank, Discount
                 Note, 5.400%, 11/02/98                   29,927,000
                 (Cost $29,927,000)
                                                        ------------

               U. S. Treasury Securities -- 0.1%
               ---------------------------------
    200,000    U. S. Treasury Bill, 4.945%,
                 02/18/99 @                                  197,480
               (Cost $197,015)
=====================================================================
               Total Short-Term Investments               30,124,480
               (Cost $30,124,015)
=====================================================================
               Total Investments -- 102.1%              $360,642,181
               (Cost $356,547,160)
=====================================================================

                 See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1998 (continued)

Long Futures Outstanding

   Number                                     Original       Notional
     of                       Expiration      Notional       Value at      Unrealized
 Contracts    Description        Date           Value        10/31/98     Appreciation
----------- -------------- --------------- -------------- -------------- -------------
    100     U.S. 10 Year   December 1998    $11,696,030    $12,037,500      $341,470
            Treasury Note                                                   ========

Index

# -- Security may only be sold to institutional buyers.

@ -- All or a portion of this security is segregated.

ARM -- Adjustable Rate Mortgage.

CBO -- Collateralized Bond Obligation.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.

MTN -- Medium Term Note.

RACERS -- Restructured Asset Class Enhanced Return Securities.

REMIC -- Real Estate Mortgage Investment Conduit.

ROSE -- Repeat Offering Securitization Entity.

TBA -- To be announced.


                       See notes to financial statements.

                    Chase Vista Select Short-Term Bond Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                         Objective   Current Income
               Primary investments   Investment-grade fixed-income securities with
                                     maturities of three years or less.
 Suggested investment time frame     Short-term
                  Market benchmark   Lehman 1-3 Year Government Bond Index
             Lipper Funds category   Short-term Investment Grade Debt
                                     Funds Average
                    Inception date   1/1/97
                  Newspaper symbol   ST Bond
                        Net assets   $25.3 million
                  Average maturity   2.0 years
                  Average duration   1.8 years
                   Average quality   AAA

Average Maturity/Quality

-------------------------
|       |       |       |
|   X   |       |       | High
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Low
|       |       |       |
-------------------------
  Short    Int.    Long

                    Chase Vista Select Short-Term Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Select Short Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 6.25% for the year ended October 31, 1998.


How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included corporate, agency, mortgage-backed and asset-backed securities--given the higher yields these sectors offered relative to U.S. Treasury securities. Although this strategy produced mixed performance in late 1997 as corporate bonds, particularly U.S. dollar-denominated "Yankee" bonds issued overseas, underperformed in response to the Asian crisis, it proved beneficial in the first part of 1998, particularly in mortgage-backed securities.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply. For most of the reporting period, the Fund had a barbelled yield curve structure, investing in floating rate notes at the short end of the curve and three-to-five year fixed rate securities at the long end.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored confidence and liquidity to the markets, helping the spread sectors stabilize. In response, the management team continued to add high-quality corporate and mortgage-backed securities. As was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.


Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back into the most liquid corporate, mortgage-backed and commercial mortgage-backed securities.

                    Chase Vista Select Short-Term Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash      5.0%
Bonds    95.0%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

U.S. Treasury Securities                    54.4%
U.S. Government Agency Obligations          14.4%
Corporate Notes & Bonds                      7.8%
Residential Mortgage Backed Securities       3.3%
Commercial Mortgage Backed Securities        5.6%
Asset Backed Securities                     14.5%


Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
Select Short-Term Bond              6.25%             4.85%               6.78%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                    Chase Vista Select Short-Term Bond Fund

                             as of October 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Short-Term Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART]

                  Chase Vista              Lehman             Lipper Short-Term
              Select Short-Term         1-3 Yr. Govt.           Invest. Grade
                  Bond Fund              Bond Index          Debt Funds Average
              ----------------          ------------         ------------------
1988                10,000                 10,000                   10,000
1989                10,868                 10,945                   10,933
1990                11,689                 11,913                   11,707
1991                13,106                 13,252                   13,029
1992                14,264                 14,329                   13,965
1993                15,207                 15,158                   14,847
1994                15,362                 15,333                   14,966
1995                16,378                 16,687                   16,173
1996                17,359                 17,686                   17,047
1997                18,140                 18,832                   18,079
1998                19,273                 20,270                   19,151

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Short-Term Bond Fund, the Lehman 1-3 Year Government Bond Index and the Lipper Short-Term Investment Grade Debt Funds Average for the ten years ended 10/31/98. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Brothers 1-3 Year Government Bond Index is composed of all bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 97 actively managed short-term investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 10/31/88 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1998


   Principal
    Amount
     (USD)       Issuer                             Value
---------------------------------------------------------------
 Long-Term Investments -- 94.5%
---------------------------------------------------------------
               U.S. Treasury Securities -- 55.5%
               ---------------------------------
               U. S. Treasury Notes, @,
$ 1,750,000     4.500%, 09/30/00                    $1,759,293
  1,000,000     5.125%, 08/31/00                     1,014,530
  1,500,000     5.375%, 02/15/01                     1,533,750
  1,500,000     5.500%, 02/29/00                     1,520,865
  2,000,000     5.625%, 04/30/00                     2,036,240
  2,000,000     5.625%, 05/15/01                     2,067,500
  2,500,000     6.000%, 06/30/99                     2,524,600
  1,500,000     6.250%, 10/31/01                     1,578,510
                                                    ----------
                Total U.S. Treasury Securities      14,035,288
                (Cost $13,999,457)
                                                    ----------

                 U. S. Government Agency Obligations -- 7.0%
                 -------------------------------------------
                 Federal Home Loan Bank,
  1,000,000      5.500%, 07/15/00                    1,012,340
    750,000      5.500%, 08/13/01                      764,880
                                                    ----------
                 Total U. S. Government Agency       1,777,220
                 Obligations (Cost $1,782,376)
                                                    ----------

                 Corporate Notes & Bonds -- 8.0%
                 -------------------------------
                 Consumer Products -- 4.0%
  1,000,000      RACERS, Kellogg, Series 98-1 #,
                   5.750%, 02/02/01                  1,011,250
                                                    ----------
                 Entertainment / Leisure -- 2.0%
    500,000      Time Warner Pass Thru Asset Trust
                   Security #, 6.100%, 12/30/01        508,840
                                                    ----------
                 Industrial Components -- 2.0%
    500,000      Raytheon Corp., 5.950%,
                   03/15/01                            506,240
                                                    ----------
                 Total Corporate Notes & Bonds      $2,026,330
                 (Cost $1,994,781)
                                                    ----------

                 See notes to financial statements.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
   Amount
    (USD)      Issuer                               Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
             Residential Mortgage Backed Security -- 3.4%
             --------------------------------------------
             Collateralized Mortgage Obligation -- 3.4%
$ 854,224    GE Capital Mortgage Services, Inc.,
               Series 1997-9, Class 1A8,
               7.000%, 05/25/04                     $   859,296
              (Cost $863,009)
                                                    -----------

             Commercial Mortgage Backed Securities -- 5.7%
             ---------------------------------------------
  336,590    Credit Swiss First Boston Mortgage
               Securities Corp. Series 1997,
               6.653%, 06/20/03                         336,590
  318,882    Kidder Peabody Acceptance Corp.,
               Series 1993-M1, Class A1,
               7.150%, 04/25/25                         318,881
  800,000    Structured Asset Securities Corp.,
               Series 1998-2, Class M2, FRN,
               5.969%, 11/25/98                         789,752
                                                    -----------
             Total Commercial Mortgage Backed         1,445,223
             Securities (Cost $1,457,511)
                                                    -----------

             Asset Backed Securities -- 14.9%
             --------------------------------
  500,000    Lehman Home Equity Loan Trust,
               Series 1998-2, Class M2, FRN,
               @, 5.819%, 11/25/98                      485,705
1,000,000    Sears Credit Account Master Trust,
               Series 1998-1, Class B, 6.000%,
               08/15/05                                 999,531
1,000,000    Standard Credit Card Master Trust
               Series 1993-2, Series A, 5.950%,
               10/07/04                               1,019,370
  500,000    The Money Store Home Equity
               Trust, 7.110%, 04/15/25                  511,090
  758,595    WMC Mortgage Loan Pass Thru
               Certificates, Series 1998-A, Class
               A, FRN, 5.397%, 11/20/98                 750,888

                 See notes to financial statements.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1998 (continued)


   Principal
    Amount
     (USD)       Issuer                            Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
                 Total Asset Backed Securities       $ 3,766,584
                 (Cost $3,765,043)
=================================================================
                 Total Long-Term Investments          23,909,941
                 (Cost $23,862,177)
=================================================================
Short-Term Investments -- 7.9%
-----------------------------------------------------------------
                 U. S. Government Agency Obligation -- 7.7%
                 ------------------------------------------------
$ 1,939,000      Federal Home Loan Bank, Discount
                   Note, 5.400%, 11/02/98              1,939,000
                   (Cost $1,939,000)
                                                     -----------

                 U. S. Treasury Security -- 0.2%
                 ---------------------------------
     50,000      U.S. Treasury Bill, 4.830%,
                   03/04/99 @                             49,280
                 (Cost $49,193)
=================================================================
                 Total Short-Term Investments          1,988,280
                 (Cost $1,988,193)
=================================================================
                 Total Investments -- 102.4%         $25,898,221
                 (Cost $25,850,370)
=================================================================

Long Futures Outstanding

   Number                                     Original      Notional
     of                       Expiration      Notional      Value at     Unrealized
 Contracts    Description        Date          Value        10/31/98    Appreciation
----------- -------------- --------------- ------------- ------------- -------------
     10     U.S. 2 Year    December 1998    $2,122,269    $2,126,563       $4,294
            Treasury Note                                                  ======

Index

# -- Security may only be sold to institutional buyers.

@ -- All or a portion of this security is segregated.

ARM -- Adjustable Rate Mortgage.

CBO -- Collateralized Bond Obligation.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.

MTN -- Medium Term Note.

RACERS -- Restructured Asset Class Enhanced Return Securities.

REMIC -- Real Estate Mortgage Investment Conduit.

ROSE -- Repeat Offering Securitization Entity.

TBA -- To be announced.

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Assets and Liabilities  October 31, 1998
--------------------------------------------------------------------------------

                                                                     Select            Select
                                                   Select         Intermediate       Short-Term
                                                    Bond              Bond              Bond
                                                    Fund              Fund              Fund
                                                ------------      ------------       -----------
ASSETS:
  Investment securities, at value (Note 1)      $820,159,456      $360,642,181       $25,898,221
  Cash .....................................          51,203            14,151               847
  Receivables:
   Investment securities sold ..............       5,280,863         4,429,552         1,010,642
   Interest ................................       6,280,086         3,816,914           336,676
   Fund shares sold ........................         299,000           502,100                --
   Expense reimbursement (Note 2) ..........          10,000                --            17,145
  Other ....................................         262,059           194,587             3,503
                                                ------------      ------------       -----------
     Total Assets ..........................     832,342,667       369,599,485        27,267,034
                                                ------------      ------------       -----------
LIABILITIES:
Payables:
  Investment securities purchased ..........     239,501,829        14,349,054         1,808,037
  Trust shares redeemed ....................          48,063                --                --
  Dividends payable ........................       2,995,301         1,683,603           113,622
  Variation margin on futures contracts               33,849            78,125             4,687
  Other accrued liabilities ................         101,798           145,766            41,765
                                                ------------      ------------       -----------
     Total Liabilities .....................     242,680,840        16,256,548         1,968,111
                                                ------------      ------------       -----------
NET ASSETS:
  Paid in capital ..........................     571,579,173       344,043,914        25,187,088
  Accumulated undistributed net
   investment income .......................         (37,481)          (21,766)          (28,590)
  Accumulated undistributed net
   realized gain on investments and
   futures transactions ....................       7,929,447         4,884,298            88,280
  Net unrealized appreciation of
   investments and futures transactions           10,190,688         4,436,491            52,145
                                                ------------      ------------       -----------
Net Assets .................................    $589,661,827      $353,342,937       $25,298,923
                                                ============      ============       ===========
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized): ....................      14,280,384        34,107,317         2,366,160
  Net Asset Value (Maximum offering
   price and redemption per share) .........    $      41.29      $      10.36       $     10.69
                                                ============      ============       ===========
  Cost of Investments ......................    $809,932,444      $356,547,160       $25,850,370
                                                ============      ============       ===========

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Operations For the year ended  October 31, 1998
--------------------------------------------------------------------------------

                                                                    Select           Select
                                                   Select        Intermediate      Short-Term
                                                    Bond             Bond             Bond
                                                    Fund             Fund             Fund
                                               --------------   --------------   -------------
INTEREST INCOME ............................    $34,721,015     $20,813,430       $1,601,051
                                                -----------     -----------       ----------
EXPENSES: (Note 2)
  Investment Advisory fees .................      1,657,582       1,008,927           65,557
  Administration fees ......................        828,791         504,464           39,334
  Custodian fees ...........................        128,263          92,469           67,898
  Amortization of organization costs
   (Note 1) ................................          9,108           4,890            3,159
  Printing and postage .....................         15,043          10,850            2,006
  Professional fees ........................         44,788          42,260           25,346
  Registration costs .......................          7,110          22,809            5,014
  Transfer agent fees ......................         33,152          23,442           11,427
  Trustees fees ............................         27,626          16,815            1,311
  Other ....................................         27,276          25,828            8,768
                                                -----------     -----------       ----------
    Total expenses .........................      2,778,739       1,752,754          229,820
                                                -----------     -----------       ----------
Less amounts waived (Note 2) ...............      2,614,636       1,605,860          172,789
Less expenses borne by the Distributor .....         20,445           2,500           27,133
                                                -----------     -----------       ----------
   Net expenses ............................        143,658         144,394           29,898
                                                -----------     -----------       ----------
    Net investment income ..................     34,577,357      20,669,036        1,571,153
                                                -----------     -----------       ----------
REALIZED AND UNREALIZED

 GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Investments ..............................      6,821,995       4,640,470           46,796
  Futures ..................................        974,557         235,880           11,433
Change in net unrealized appreciation/
 depreciation in:
  Investments ..............................      2,808,219         185,464          (32,825)
  Futures ..................................        (36,324)        341,470            4,294
                                                -----------     -----------       ----------
  Net realized and unrealized gain on
   investments and futures transactions          10,568,447       5,403,284           29,698
                                                -----------     -----------       ----------
  Net increase in net assets from
   operations ..............................    $45,145,804     $26,072,320       $1,600,851
                                                ===========     ===========       ==========


                       See notes to financial statements.

--------------------------------------------------------------------------------


Chase Vista Select Funds
Statement of Changes in Net Assets For the periods indicated

                                                                                     Select
                                                                                      Bond
                                                                                      Fund
                                                                        ---------------------------------
                                                                              Year           01/01/97*
                                                                              Ended           Through
                                                                            10/31/98         10/31/97
                                                                        ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ................................................  $  34,577,357    $  28,389,111
 Net realized gain (loss) on investments and futures transactions .....      7,796,552        6,166,990
 Change in net unrealized appreciation/depreciation on investments
  and futures transactions ............................................      2,771,895        1,953,197
                                                                         -------------    -------------
 Increase in net assets from operations ...............................     45,145,804       36,509,298
                                                                         -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H)
 Net investment income ................................................    (34,401,314)     (28,354,703)
 Net realized gain on investments and futures transactions ............     (6,298,388)              --
                                                                         -------------    -------------
  Total dividends and distributions ...................................    (40,699,702)     (28,354,703)
                                                                         -------------    -------------
 Increase (decrease) from capital share transactions (Note 5) .........     65,427,688      511,633,442
                                                                         -------------    -------------
  Total increase (decrease) in net assets .............................     69,873,790      519,788,037
NET ASSETS:
 Beginning of period ..................................................    519,788,037               --
                                                                         -------------    -------------
 End of period ........................................................  $ 589,661,827    $ 519,788,037
                                                                         =============    =============

                            Chase Vista Select Funds
          Statement of Changes in Net Assets For the periods indicated
                                                                                  Select
                                                                               Intermediate                          Select
                                                                                   Bond                          Short-Term Bond
                                                                                   Fund                               Fund
                                                                     --------------------------------- -----------------------------
                                                                           Year          01/01/97*          Year         01/01/97*
                                                                           Ended          Through          Ended          Through
                                                                         10/31/98        10/31/97         10/31/98        10/31/97
                                                                     --------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................................  $  20,669,036   $  16,540,964    $  1,571,153    $  1,463,281
 Net realized gain (loss) on investments and futures transactions ..      4,876,350        (432,270)         58,229         (75,606)
 Change in net unrealized appreciation/depreciation on
  investments and futures transactions .............................        526,934       3,737,088         (28,531)        152,052
                                                                      -------------   -------------    ------------    ------------
 Increase in net assets from operations ............................     26,072,320      19,845,782       1,600,851       1,539,727
                                                                      -------------   -------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H)
 Net investment income .............................................    (20,278,862)    (16,520,272)     (1,495,164)     (1,463,293)
 Net realized gain on investments and futures transactions .........             --              --              --              --
                                                                      -------------   -------------    ------------    ------------
  Total dividends and distributions ................................    (20,278,862)    (16,520,272)     (1,495,164)     (1,463,293)
                                                                      -------------   -------------    ------------    ------------
 Increase (decrease) from capital share transactions (Note 5) ......     28,383,763     315,840,206      (1,482,315)     26,599,117
                                                                      -------------   -------------    ------------    ------------
  Total increase (decrease) in net assets ..........................     34,177,221     319,165,716      (1,376,628)     26,675,551
NET ASSETS:
 Beginning of period ...............................................    319,165,716              --      26,675,551              --
                                                                      -------------   -------------    ------------    ------------
 End of period .....................................................  $ 353,342,937   $ 319,165,716    $ 25,298,923    $ 26,675,551
                                                                      =============   =============    ============    ============

-------
* Commencement of operations.

                         See notes to financial statements.

Chase Vista Select Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Select Bond Fund ("CVBF"), Select Intermediate Bond Fund ("CVIBF") and Select Short-Term Bond Fund ("CVSTBF"), collectively, the "Funds", are separate series of the Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

   Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the amount of the nominal value of the futures contracts.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Select Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   At October 31, the Funds held open futures contracts as listed in the Portfolio of Investments.

   E. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   G. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   H. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   I. Dollar rolls -- The Funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30% and 0.25% of the average daily net assets for CVBF, CVIBF and CVSTBF, respectively. The Adviser voluntarily waived all of its fees.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the subinvestment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVBF and CVIBF, and 0.10% for CVSTBF of average daily net assets.

   B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all sub-administration fees.

Chase Vista Select Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

   D. Assumption of expenses -- The Distributor voluntarily assumed expenses of the Funds as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase waived all custodian fees for the year ended October 31, 1998.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:


                                        CVBF            CVIBF           CVSTBF
                                   ------------     ------------     -----------
Purchases (excluding U.S.
  Government) ..................   $663,289,400     $140,949,612     $14,814,763
Sales (excluding U.S.
  Government) ..................    650,295,156      133,505,615      20,445,397
Purchases of U.S. Government ...    745,329,115      345,208,895      64,152,153
Sales of U.S. Government .......    677,944,643      353,401,596      59,789,616



4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1998 are as follows:


                                         CVBF            CVIBF          CVSTBF
                                    ------------     ------------    -----------
Aggregate cost ..................   $809,932,444     $356,547,160    $25,850,370
                                    ------------     ------------    -----------
Gross unrealized appreciation ...   $ 12,826,714     $  5,019,516    $   109,751
Gross unrealized depreciation ...     (2,599,702)        (924,495)       (61,900)
                                    ------------     ------------    -----------
Net unrealized appreciation .....   $ 10,227,012     $  4,095,021    $    47,851
                                    ============     ============    ===========

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest for the year ended October 31, 1998 were as follows:

                                                     Select Bond Fund
                            -----------------------------------------------------------------
                                          Year                              1/01/97*
                                         Ended                               Through
                                        10/31/98                            10/31/97
                            -----------------------------      ------------------------------
                               Amount            Shares           Amount             Shares
                            -----------         ---------      ------------        ----------
Shares sold .............   $96,373,405         2,364,561      $ 89,146,534         2,223,771
Shares issued in
  exchange for
  Common Trust
  Fund Assets (see
  Note 1) ...............            --                --       527,021,099        13,065,240
Shares issued in
  reinvestment of
  distributions .........     5,177,856           127,625         2,124,455            52,834
Shares redeemed .........   (36,123,573)         (887,057)     (106,658,646)       (2,666,590)
                            -----------         ---------      ------------        ----------
Net increase (decrease)
  in Trust shares
  outstanding ...........   $65,427,688         1,605,129      $511,633,442        12,675,255
                            ===========         =========      ============        ==========

Chase Vista Select Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                Select Intermediate Bond Fund
                            -----------------------------------------------------------------
                                           Year                              1/01/97*
                                          Ended                               Through
                                         10/31/98                            10/31/97
                            -----------------------------      ------------------------------
                               Amount            Shares           Amount             Shares
                            -----------         ---------      ------------        ----------
Shares sold .............   $61,732,539         6,050,177      $129,170,064        12,872,348
Shares issued in
  exchange for
  Common Trust
  Fund Assets (see
  Note 1) ...............            --                --       245,891,546        24,375,885
Shares issued in
  reinvestment of
  distributions .........        22,831             2,233         1,576,083           156,821
Shares redeemed .........   (33,371,607)       (3,265,704)      (60,797,487)       (6,084,443)
                            -----------        ----------      ------------        ----------
Net increase (decrease)
  in Trust shares
  outstanding ...........   $28,383,763         2,786,706      $315,840,206        31,320,611
                            ===========        ==========      ============        ==========

                                              Select Short-Term Bond Fund
                            --------------------------------------------------------------
                                         Year                            1/01/97*
                                         Ended                           Through
                                       10/31/98                          10/31/97
                            -------------------------------   ----------------------------
                               Amount             Shares        Amount            Shares
                            -----------          --------     -----------        ---------
Shares sold .............   $ 2,680,029           251,855     $ 1,822,225          171,757
Shares issued in
  exchange for
  Common Trust
  Fund Assets (see
  Note 1) ...............            --                --      27,203,363        2,562,643
Shares issued in
  reinvestment of
  distributions .........           576                54         155,062           14,601
Shares redeemed .........    (4,162,920)         (391,292)     (2,581,533)        (243,458)
                            -----------          --------     -----------        ---------
Net increase (decrease)
  in Trust shares
  outstanding ...........   $(1,482,315)         (139,383)    $26,599,117        2,505,543
                            ===========          ========     ===========        =========

--------------
* Fund commenced operations.

Chase Vista Select Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:


                                                                     Accrued
                                                        Pension      Pension
                                                       Expenses     Liability
                                                       --------     ---------
CVBF ............................................       $8,555       $23,693
CVIBF ...........................................        5,224        13,374
CVSTBF ..........................................          441         1,167

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 1998, nor at anytime during the year.

Chase Vista Select Funds
Financial Highlights
--------------------------------------------------------------------------------



                                                             Chase Vista Select
                                ----------------------------------------------------------------------------
                                                               Intermediate                Short-Term
                                       Bond Fund                 Bond Fund                 Bond Fund
                                -----------------------   -----------------------   ------------------------
                                   Year        1/1/97*       Year        1/1/97*       Year        1/1/97*
                                   Ended       Through       Ended       Through       Ended       Through
                                 10/31/98     10/31/97     10/31/98     10/31/97     10/31/98      10/31/97
                                ----------   ----------   ----------   ----------   ----------   -----------
Per Share Operating
Performance
Net Asset Value,
Beginning of Period .........    $  41.01      $ 40.34     $ 10.19       $ 10.09      $ 10.65      $ 10.62
                                 -------       -------     -------       -------      -------      -------
Income from Investment
Operations:
  Net investment income             2.561        2.308        0.620        0.554        0.611        0.568
  Net gains or losses on
   securities (both
   realized and
   unrealized) ..............       0.760        0.667        0.167        0.100        0.035        0.030
                                 --------     --------     --------     --------     --------     --------
  Total from Investment
   Operations ...............       3.321        2.975        0.787        0.654        0.646        0.598
                                 --------     --------     --------     --------     --------     --------
Distributions to
Shareholders From:
  Dividends from net
   investment income ........       2.549        2.305        0.617        0.554        0.608        0.568
  Net realized gains on
   investment
   transactions .............       0.492           --           --           --           --           --
                                 --------     --------     --------     --------     --------     --------
  Total dividends and
   distributions ............       3.041        2.305        0.617        0.554        0.608        0.568
                                 --------     --------     --------     --------     --------     --------
Net Asset Value, End of
Period ......................    $  41.29     $  41.01     $  10.36     $  10.19     $  10.69     $  10.65
                                 ========     ========     ========     ========     ========     ========
Total Return ................        8.44%        7.64%        7.98%        6.71%        6.25%        5.82%

Ratios/Supplemental
Data:
  Net assets, end of
   period (in millions) .....    $    590     $    520     $    353     $    319     $     25     $     27
Ratios to average net
assets:#
  Ratio of expenses .........        0.03%        0.02%        0.04%        0.06%        0.11%        0.11%
  Ratio of net
   investment income ........        6.27%        6.89%        6.16%        6.67%        6.01%        6.45%
  Ratio of expenses
   without waivers and
   assumption of
   expenses .................        0.51%        0.49%        0.52%        0.54%        0.88%        0.63%
  Ratio of net
   investment income
   without waivers and
   assumption of
   expenses .................        5.79%        6.42%        5.68%        6.19%        5.24%        5.93%
Portfolio turnover rate .....         306%         261%         168%         193%         382%         406%

--------------
* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Select Group


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Select Bond Fund, Chase Vista Select Intermediate Bond Fund and Chase Vista Select Short-Term Bond Fund (separate portfolios of Mutual Fund Select Group, hereafter referred to as the "Portfolios") at October 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended, and for the period January 1, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 15, 1998

                                    Unaudited

Chase Select Bond Fund
Chase Vista Select Intermediate Term Bond Fund
Chase Vista Select Short-Term Bond Fund
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

The following represents the source and percentage of income earned from government obligations and the long-term capital gains distributed per share by the Funds:

                                                                        Federal
                                              Federal      Federal     Home Loan
                            U.S. Treasury       Farm      Home Loan     Mortgage
Chase Vista Fund             Obligations    Credit Bank      Bank     Corporation
-------------------------- --------------- ------------- ----------- -------------
Select Bond                     28.74%         0.01%          --         3.09%
Select Intermediate Bond        37.60%         0.01%        1.61%        2.66%
Select Short-Term Bond          19.26%           --         1.22%        4.77%

                              Federal                    Government                    Long-Term
                              National      Federal       National    Student Loan   Capital Gains
                              Mortgage      Mortgage      Mortgage      Marketing    Distributions
Chase Vista Fund            Association   Corporation   Association    Association     Per Share
-------------------------- ------------- ------------- ------------- -------------- --------------
Select Bond                     8.17%          --          3.19%            --            $0.25
Select Intermediate Bond       10.96%        0.53%         0.56%          0.09%              --
Select Short-Term Bond          8.49%        0.41%           --             --               --

Chase Vista Funds Service Center
25 Drydock Avenue, 4th Floor
Boston, MA 02210

Investment Adviser, Administrator,
Shareholder Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP


Chase Vista Select Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Select Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Select Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(C) The Chase Manhattan Bank, 1998, 1999.                          December 1998


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039